Share-based payments - Additional Information (Detail)																										12 Months Ended
	Dec. 23, 2024	Dec. 04, 2024 USD ($) shares	Nov. 07, 2024 USD ($) shares	Oct. 25, 2024 USD ($) shares	Oct. 09, 2024 USD ($) shares	Aug. 12, 2024 USD ($) shares	Jul. 01, 2024 USD ($) shares	Jun. 28, 2024 USD ($) shares	Jun. 20, 2024 USD ($)	Jun. 14, 2024 shares	May 23, 2024 USD ($)	Mar. 28, 2024	Oct. 11, 2023 USD ($)	May 14, 2023 USD ($)	May 14, 2023 shares	May 14, 2023	May 14, 2023 $ / shares	May 14, 2023 yr	May 11, 2023 USD ($) shares	Aug. 15, 2022	Jul. 31, 2022	Mar. 31, 2022	Feb. 15, 2022 USD ($)	Jan. 20, 2022 yr $ / shares	Aug. 09, 2019 USD ($)	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) yr shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement														1.902	12,500									312,500					0					12,500		312,500
Exercise price, share options granted | $ / shares																	$ 16							$ 16
Expected dividend as percentage, share options granted																0.00%
Expected volatility, share options granted																51.00%
Risk free interest rate, share options granted																2.94%
Option life, share options granted | yr																		5
Number of share options extended in share based payment arrangement | shares																												0					0			50,000
Weighted average exercise price | $ / shares																										$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 10
Expense from share-based payment transactions																																$ 95,100
Number of share options exercised in share-based payment arrangement																												489,166	489,166				330,750	330,750		0
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares																														4.21					7.55	$ 0
Proceeds from exercise of options																											$ 2,057,500					2,497,500				$ 0
Number of share options forfeited in share-based payment arrangement																												53,334	0				256,250	256,250		218,750
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares																														$ 0					15.85	$ 8.28
Percentage of common share issuance to diluted share capital																										10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Percentage of share option issued and oustanding capital at date of grant																										10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Percentage of aggregate number of option granted																										5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Weighted average unexercised price of share options forfeited in share-based payment arrangement | $ / shares																														$ 15
Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share option granted																										2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share option granted																										2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Share options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted | $ / shares																								16
Fair value at measurement date share options granted | $ / shares																								$ 6.936
Expected dividend as percentage, share options granted																								0.00%
Expected volatility, share options granted																								48.00%
Risk free interest rate, share options granted																								1.68%
Option life, share options granted | yr																								5
Amortization expenses for share option																											$ 2,970					85,487				$ 1,725,617
Number of other equity instruments forfeited in share-based payment arrangement | shares																			250,000
Number of share options exercised in share-based payment arrangement | shares																												489,166					330,750			0
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares																														$ 4.21					$ 7.55
Proceeds from exercise of options																											$ 2,057,500					$ 2,497,500
Deferred Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments forfeited in share-based payment arrangement												75,000																	173,958					0		0	141,667
Number of other equity instruments issued number of instruments other equity instruments granted in share based payment arrangement																			100,000
Weighted average fair value at measurement date, share options granted						$ 15		$ 16	$ 16		$ 16		$ 16						$ 16				$ 16		$ 15												$ 10	$ 10
Number of share options exercised in share-based payment arrangement | shares																												173,958					25,000			166,667
Number of share options forfeited in share-based payment arrangement																													7,292
Number of other equity instruments outstanding in share-based payment arrangement																										4,102,083	4,102,083	4,102,083	4,102,083	4,102,083	4,102,083	3,552,083	3,552,083	3,552,083	3,552,083	3,264,583			1,925,000
Number Of Other Equity Instruments Vested In Share based Payment Arrangement																													3,395,833									83,333
Number of other equity instruments granted in share-based payment arrangement						250,000		56,250	187,500		312,500		87,500						125,000				862,500		125,000				806,250					312,500		2,112,500	1,675,000	1,675,000
Number of other equity instruments exercised or vested in share-based payment arrangement	5,208								125,000	62,500		50,000	62,500								37,500	37,500			50,000				82,292					25,000		166,667		1,116,667
Number of other equity instruments exercised in share based payment arrangement																																						166,667
Number of other equity instruments to be vested in share based payment arrangement																																						416,666
Expense From Share based Payment Transactions																											$ 11,100,686					$ 4,650,337				$ 22,996,915
Number of other equity instruments expired in share-based payment arrangement																			250,000	506,250									0					0		606,250
Number Of Instruments Other Equity Instruments Granted For Replacement Of Cancelled Options | shares																			100,000
Share-based Compensation Expenses Recovered Included In Exploration And Evaluation Assets																											1,064,416					127,670				$ 248,341
Expense from equity-settled share-based payment transactions																											12,165,102					4,522,667				22,748,574
Deferred Stock Units [Member] | Vesting In Four Installments [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement													25,000
Deferred Stock Units [Member] | Yet To Vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement									62,500
Deferred Stock Units [Member] | Immediately Vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement									12,500
Deferred Stock Units [Member] | Four equal installments annually [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement									50,000
Deferred Stock Units [Member] | December 31, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortization expenses for share option																											113,480					111,302				561,969
Expense From Share based Payment Transactions																											90,783					89,042				622,458
Deferred Stock Units [Member] | August 9, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recovery of expenses capitalization to assets																											1,087,113					105,410				187,852
Deferred Stock Units [Member] | August 15, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortization expenses for share option																											499,340					1,674,489				3,371,032
Deferred Stock Units [Member] | October 11 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																											994,690					405,310				0
Deferred Stock Units [Member] | May 23, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																											5,000,000
Deferred Stock Units [Member] | June 20, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																											2,421,443
Deferred Stock Units [Member] | June 28 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																											900,000
Deferred Stock Units [Member] | August 12, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																											2,258,846
Deferred Stock Units [Member] | Exploration and evaluation assets [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option capitalized																											$ 22,697					$ 22,260				$ 60,489
Extended Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted | $ / shares																														$ 16
Expected dividend as percentage, share options granted																													0.00%
Expected volatility, share options granted																													48.00%
Risk free interest rate, share options granted																													1.46%
Option life, share options granted | yr																															3.6
Number of share options extended in share based payment arrangement | shares																												50,000
Weighted average exercise price | $ / shares																										$ 10	$ 10	$ 10	$ 10	$ 10	$ 10
Weighted average fair value at measurement date, share options granted																										$ 2.4	$ 2.4	$ 2.4	$ 2.4	$ 2.4	$ 2.4
Extended Share Options [Member] | Exploration and evaluation assets [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option capitalized																											$ 120,000
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments forfeited in share-based payment arrangement | shares																												0					0			0
Weighted average fair value at measurement date, share options granted		$ 13.21	$ 15	$ 15	$ 15	$ 15	$ 15
Number of share options exercised in share-based payment arrangement | shares																												31,875					0			0
Number of other equity instruments outstanding in share-based payment arrangement | shares																										4,425,625	4,425,625	4,425,625	4,425,625	4,425,625	4,425,625	0	0	0	0	0			0
Number Of Other Equity Instruments Vested In Share based Payment Arrangement | shares																												285,000
Number of other equity instruments granted in share-based payment arrangement | shares		120,000	275,000	500,000	387,500	87,500	3,087,500																					4,457,500					0			0
Number of other equity instruments exercised or vested in share-based payment arrangement | shares																												31,875					0			0
Expense From Share based Payment Transactions																											$ 25,853,678					$ 0				$ 0
Share-based Compensation Expenses Recovered Included In Exploration And Evaluation Assets																											2,746,798					0				0
Expense from equity-settled share-based payment transactions																											23,106,880					0				0
Description of vesting requirements for share-based payment arrangement																										100,000 vested immediately and the remaining 175, 000 vest on the earlier of (i) the lock-up conditions related to an initial public offering lapsing: and (ii) one year from the completion of an initial public offering of the Company
Restricted share units [member] | Immediately Vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares			100,000
Restricted share units [member] | August 12, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																											400,966
Restricted share units [member] | July 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																											17,041,784
Share-based Compensation Expenses Recovered Included In Exploration And Evaluation Assets																											2,345,832
Expense from equity-settled share-based payment transactions																											14,695,952
Restricted share units [member] | October 9, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																											2,666,743
Restricted share units [member] | October 25, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																											2,292,706
Restricted share units [member] | November 7, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																											1,866,279
Restricted share units [member] | December 4, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense From Share based Payment Transactions																											$ 1,585,200					$ 0				$ 0